Bank Loans (Tables)	6 Months Ended
Sep. 30, 2019
Brokers and Dealers [Abstract]
Schedule of bank loans
	September 30,	March 31,
	2019	2019
	(unaudited)
Car loan – current portion	$43,491	$27,817

	September 30,	March 31,
	2019	2019
	(unaudited)
Car loan – non-current	$55,052	$41,706